U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Zero Coupon U.S. Treasuries Trust
          Two World Trade Center
          New York, NY 10048-0203

2.   Name of each series or class of funds for which this notice is filed:

          Series F

3.   Investment Company Act File Number: 811-4164

          Securities Act File Number: 33-34636

4.   Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                                    /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of
     the fiscal year:   -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year: -0-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: -0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):   -0-

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                       $  -0-
                                                                 ------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       +$ -0-
                                                                 -------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               -$ -0-
                                                                 -------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          +  -0-
                                                                 ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           (line (i), plus line (ii), less line (iii), plus
           line (iv)) (if applicable):                           $  -0-
                                                                 ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                     x 1/3300
                                                                 ------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                           $  -0-
                                                                 ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                            / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                             Oppenheimer Zero Coupon U.S. Treasuries
                                 Trust


                                   /s/ Robert J. Bishop

                             By:______________________________________
                                Robert J. Bishop, Assistant Treasurer

Date: 2/27/97


cc: Ronald M. Feiman, Esq.
    Katherine Feld
    Gloria LaFond


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